Subsequent events (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended			9 Months Ended
	Dec. 21, 2021 $ / shares shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased		1,612,600	700,712	674,036	809,040		1,612,600	1,612,600	1,612,600
Total consideration		$ 3,371	$ 1,638	$ 1,624	$ 1,979		¥ 54,704,000	$ 8,612	¥ 54,704,000
Dividends declared | ¥										¥ 0
Share repurchase program
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased	1,734,888
Average price | $ / shares	$ 1.68
Total consideration | $						$ 2,920